Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
CURRENT LIABILITIES
Commercial papers	$ 0	$ 1,500
Non-Current Liabilities [Member]
NON-CURRENT LIABILITIES
Secured bank loans	108	46
Unsecured bond issues	87,239	93,523
Unsecured other loans	64	73
Lease liabilities	1,933	1,837
Non-current interest-bearing loans and borrowings	89,344	95,478
Current Liabilities [member]
CURRENT LIABILITIES
Secured bank loans	332	656
Commercial papers	0	1,522
Unsecured bank loans	434	294
Unsecured bond issues	24	202
Unsecured other loans	9	10
Lease liabilities	448	397
Current interest-bearing loans and borrowings	$ 1,248	$ 3,081